Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Glenmede Fund, Inc.
High Yield Municipal Portfolio (GHYMX)
Supplement dated September 29, 2022 to the
Bond Prospectus dated February 28, 2022, as supplemented
The “Principal Investment Strategies” sub‑section of the “Summary Section” of the High Yield Municipal Portfolio beginning on page 17 of the Bond Prospectus is hereby deleted in its entirety and replaced with the following:
Principal Investment Strategies
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regularFederal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by AllianceBernstein, L.P. (“AllianceBernstein” or the “Sub‑Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.
The Sub‑Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub‑Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub‑Advisor believes that it no longer represents a relatively attractive investment opportunity. The Sub‑Advisor may invest in derivative instruments, such as swaps, for hedging or risk management purposes, or as a part of the Portfolio’s investment strategy.
The “Average Annual Total Returns” table in the sub‑section entitled “Performance Information” of the “Summary Section” of the High Yield Municipal Portfolio on page 20 of the Bond Prospectus is hereby deleted in its entirety and replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	4.63%	5.41%	4.67%
Return After Taxes on Distributions	4.37%	5.34%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	3.78%	4.82%	4.20%
Blended Index (reflects no deduction for fees, expenses or taxes)[1]	6.17%	N/A	N/A
Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	7.76%	6.75%	6.00%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)2	1.52%	4.17%	3.51%
Bloomberg Muni BBB Index (reflects no deduction for fees, expenses or taxes) [3]	4.85%	5.97%	5.02%
Morningstar High Yield Muni Average[4]	5.44%	5.46%	4.69%
[1]
Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Index. The Advisor and Sub‑Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone. The Blended Index commenced operations on January 1, 2017 and does not have available returns for the five years and since inception periods.

[2]	The Bloomberg Municipal Bond Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[3]	The Bloomberg Muni BBB Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[4]
The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The Glenmede Fund, Inc.
High Yield Municipal Portfolio (GHYMX)
Supplement dated September 29, 2022 to the
Bond Prospectus dated February 28, 2022, as supplemented
The “Principal Investment Strategies” sub‑section of the “Summary Section” of the High Yield Municipal Portfolio beginning on page 17 of the Bond Prospectus is hereby deleted in its entirety and replaced with the following:
Principal Investment Strategies
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regularFederal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by AllianceBernstein, L.P. (“AllianceBernstein” or the “Sub‑Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.
The Sub‑Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub‑Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub‑Advisor believes that it no longer represents a relatively attractive investment opportunity. The Sub‑Advisor may invest in derivative instruments, such as swaps, for hedging or risk management purposes, or as a part of the Portfolio’s investment strategy.
The “Average Annual Total Returns” table in the sub‑section entitled “Performance Information” of the “Summary Section” of the High Yield Municipal Portfolio on page 20 of the Bond Prospectus is hereby deleted in its entirety and replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2021)

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes	4.63%	5.41%	4.67%
Return After Taxes on Distributions	4.37%	5.34%	4.58%
Return After Taxes on Distributions and Sale of Fund Shares	3.78%	4.82%	4.20%
Blended Index (reflects no deduction for fees, expenses or taxes)[1]	6.17%	N/A	N/A
Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	7.76%	6.75%	6.00%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)2	1.52%	4.17%	3.51%
Bloomberg Muni BBB Index (reflects no deduction for fees, expenses or taxes) [3]	4.85%	5.97%	5.02%
Morningstar High Yield Muni Average[4]	5.44%	5.46%	4.69%
[1]
Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Index. The Advisor and Sub‑Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone. The Blended Index commenced operations on January 1, 2017 and does not have available returns for the five years and since inception periods.

[2]	The Bloomberg Municipal Bond Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[3]	The Bloomberg Muni BBB Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[4]
The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non‑corporate taxpayers calculated separately from the regularFederal income tax. It is designed to prevent non‑corporate taxpayers from using certain deductions and credits (called tax‑preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax‑preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by AllianceBernstein, L.P. (“AllianceBernstein” or the “Sub‑Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.
The Sub‑Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub‑Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub‑Advisor believes that it no longer represents a relatively attractive investment opportunity. The Sub‑Advisor may invest in derivative instruments, such as swaps, for hedging or risk management purposes, or as a part of the Portfolio’s investment strategy.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Municipal Bond Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.The Bloomberg Muni BBB Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Index. The Advisor and Sub‑Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone.
High Yield Municipal Portfolio | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.63%
Past 5 Years	rr_AverageAnnualReturnYear05	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Return After Taxes on Distributions | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.37%
Past 5 Years	rr_AverageAnnualReturnYear05	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | High Yield Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.78%
Past 5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.17%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05		[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[1]
High Yield Municipal Portfolio | Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.76%
Past 5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015
High Yield Municipal Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.52%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	4.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[2]
High Yield Municipal Portfolio | Bloomberg Muni BBB Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.85%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	5.97%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[3]
High Yield Municipal Portfolio | Morningstar High Yield Muni Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.44%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	5.46%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2015	[4]

[1]	Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Index. The Advisor and Sub‑Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone. The Blended Index commenced operations on January 1, 2017 and does not have available returns for the five years and since inception periods.
[2]	The Bloomberg Municipal Bond Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[3]	The Bloomberg Muni BBB Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of municipal bonds.
[4]	The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.